Leases (Details 2) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases
Operating lease right-of-use assets	$ 15,816	$ 21,807
Short-term operating lease liabilities	11,891	13,642
Long-term operating lease liabilities	3,430	7,654
Total operating lease liabilities	15,321	21,296
Finance leases
Property and equipment	26,243	23,150
Accumulated amortization	(9,770)	(4,900)
Property and equipment, net	16,473	18,250
Short-term lease liabilities	8,157	4,689
Long-term lease liabilities	10,066	14,591
Total finance lease liabilities	$ 18,223	$ 19,280